Putnam Investments
                                                      One Post Office Square
                                                      Boston, MA 02109
                                                      April 4, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Equity Income Fund (Reg. No. 2-58869 ) (811-2742) (the "Fund")
    Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment
No. 32 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 29, 2000.

     Comments or questions concerning this certificate may be directed to Kathy Moynihan at 1-800-225-2465, ext. 11796.

                                              Very truly yours,

                                              Putnam Equity Income Fund

                                              /s/ Gordon H. Silver
                                          By: ----------------------------
                                              Gordon H. Silver
                                              Vice President


cc:  Dave Coombs, Esq.